MASSMUTUAL SELECT FUNDS

Supplement dated April 12, 2010 to the

Prospectus dated April 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 120 in the section titled Fees And Expenses Of The Fund for the Destination Retirement 2015 Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.40%	.45%	.55%	.55%	.60%
Acquired Fund Fees and Expenses(1)	.80%	.80%	.80%	.80%	.80%
Total Annual Fund Operating Expenses	1.25%	1.30%	1.40%	1.65%	1.95%
Expense Reimbursement	(.35%)	(.35%)	(.35%)	(.35%)	(.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.90%	.95%	1.05%	1.30%	1.60%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through March 31, 2011 to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for Classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces similar information found on page 130 in the section titled Fees And Expenses Of The Fund for the Destination Retirement 2025 Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.40%	.45%	.55%	.55%	.60%
Acquired Fund Fees and Expenses(1)	.85%	.85%	.85%	.85%	.85%
Total Annual Fund Operating Expenses	1.30%	1.35%	1.45%	1.70%	2.00%
Expense Reimbursement	(.35%)	(.35%)	(.35%)	(.35%)	(.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.95%	1.00%	1.10%	1.35%	1.65%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through March 31, 2011 to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for Classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces similar information found on page 142 in the section titled Fees And Expenses Of The Fund for the Destination Retirement 2035 Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.40%	.45%	.55%	.55%	.60%
Acquired Fund Fees and Expenses(1)	.87%	.87%	.87%	.87%	.87%
Total Annual Fund Operating Expenses	1.32%	1.37%	1.47%	1.72%	2.02%
Expense Reimbursement	(.35%)	(.35%)	(.35%)	(.35%)	(.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.97%	1.02%	1.12%	1.37%	1.67%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through March 31, 2011 to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for Classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces similar information found on page 154 in the section titled Fees And Expenses Of The Fund for the Destination Retirement 2045 Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.40%	.45%	.55%	.55%	.60%
Acquired Fund Fees and Expenses(1)	.88%	.88%	.88%	.88%	.88%
Total Annual Fund Operating Expenses	1.33%	1.38%	1.48%	1.73%	2.03%
Expense Reimbursement	(.35%)	(.35%)	(.35%)	(.35%)	(.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.98%	1.03%	1.13%	1.38%	1.68%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through March 31, 2011 to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for Classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

The following information replaces similar information found on page 294 in the section titled Index Descriptions:

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. is an unmanaged index representative of stocks domiciled in global developed and emerging markets, excluding the United States. The Index does not reflect any deductions for fees or expenses and cannot be purchased directly by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-10-01